Capital Stock and Warrants: Stock Options: Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Fair Value Assumptions, Risk Free Interest Rate, Minimum	0.79%	1.14%
Fair Value Assumptions, Risk Free Interest Rate, Maximum	2.09%	2.09%
Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Fair Value Assumptions, Expected Volatility Rate, Minimum	95.11%	127.32%
Fair Value Assumptions, Expected Volatility Rate, Maximum	164.27%	164.27%